                               JOHN HANCOCK FUNDS
--------------------------------------------------------------------------------

                                   TAX-EXEMPT
                                   SERIES FUND



                                  ANNUAL REPORT

                                 August 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                    Chairman
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                                 Gail D. Fosler*
                                  Bayard Henry*
                               Richard S. Scipione
                               Edward J. Spellman*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                               Michael P. DiCarlo
                              Senior Vice President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                   James K. Ho
                              Senior Vice President
                                Andrew St. Pierre
                              Senior Vice President
                                  John A. Morin
                                 Vice President
                                 Susan S. Newton
           Vice President, Assistant Secretary and Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                               160 Federal Street
                           Boston, Massachusetts 02110


                               Chairman's Message

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through August, the Dow Jones Industrial Average has reached record highs and has grown, along with the Standard & Poor's 500-Stock Index, by more than 20%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

   On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While the Congressional rhetoric is just beginning to heat up, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

   We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

   Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

   Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ EDWARD J. BOUDREAU, JR.
---------------------------

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                   BY DIANNE SALES-SINGER AND FRANK LUCIBELLA,
                               PORTFOLIO MANAGERS

                                  JOHN HANCOCK
                             TAX-EXEMPT SERIES FUND

             Municipal bond market buoyed by falling interest rates,
              low supply: diminished supply could help extend rally

Frank Lucibella has taken over as manager of the New York Portfolio. Mr. Lucibella, second vice president, joined John Hancock Funds in 1988. He is also the portfolio manager of John Hancock Tax-Exempt Fund and John Hancock High-Yield Tax Free Bond Fund.

    On September 15, 1995 the California portfolio of the John Hancock Tax-Exempt Series Fund was merged into the John Hancock California Tax-Free Income Fund. California shareholders are now receiving that Fund's reports.

    During the first eight months of 1995, municipal bonds made up most of the ground they lost in 1994. In hindsight, it's evident that the municipal bond market reached a bottom late last year after suffering from rising interest rates and relatively weak demand, but this year, the opposite held true. Falling interest rates and positive supply/demand fundamentals ignited a healthy rebound for the municipal bond market.

    While municipals outperformed Treasury securities in the first quarter of 1995, a flurry of media coverage about various flat tax proposals in the second quarter gave the market an excuse to consolidate. The market hit another hurdle in late June, when Orange County, California voters failed to approve a sales tax increase that would have assisted in dealing with the county's substantial investment losses. And even though the Federal Reserve Board cut interest rates in July, the euphoria was somewhat short-lived because investors worried that there wouldn't be more of the same to come. All in all, municipals gave up some ground versus Treasuries in the summer. But the overall environment continued to be positive for bonds, as evidence of a slowing economy and muted inflation pushed fixed-income markets higher.

    The municipal market's strong performance was reflected in John Hancock Tax-Exempt Series Fund's performance. For the year ended August 31, 1995, the Massachusetts and New York portfolios posted total returns of 7.66% and 7.19%, respectively, at net asset value. By comparison, the average Massachusetts municipal bond fund had a total return of 7.16%; and the average New York municipal bond fund, 6.62%, according to Lipper Analytical Services.(1)


                                   [CAPTION]
       "...the overall environment continued to be positive for bonds..."

                   John Hancock Funds - Tax-Exempt Series Fund

STRATEGY

At the beginning of the year, as the bond market improved, we moved to a more aggressive strategy by lengthening the duration of both funds. Duration is a measure of how much a fund's share price will vary in response to changing interest rates. In general, the longer the fund's duration, the more sensitive its share price. In late 1994, our defensive, short duration posture helped us when muni bond prices were falling. Conversely, lengthening our duration in 1995 allowed the Fund to participate in the market rally.

   We also worked to improve the call protection for both funds. We did that by adding non-callable bonds, which can't be redeemed by their issuer before their scheduled maturity date. Non-callable bonds offer the advantages of a predictable stream of income and the ability to outperform the market. What's more, because they are relatively scarce, non-callables are generally more easily traded, or liquid. In the paragraphs that follow, we'll discuss in more detail our strategy and holdings in each portfolio.

[A 2 1/2" x 2 1/2" photo of Dianne Sales-Singer, bottom center. Caption reads:
"Dianne Sales-Singer, Portfolio Manager.]

MASSACHUSETTS

The Massachusetts economy continues to show gradual improvement, led by the growth in the technology sector. As long as the nation's economy remains in a growth pattern, the health of the technology industry could continue to improve and benefit the state's economic position. In addition, several significant public works projects, such as Boston's Third Harbor Tunnel and the re-routing of the city's central artery, should sustain the recent improvement in the state's construction industry. However, as we've mentioned before, cutbacks in the health-care industry could still hold back this segment of the economy. On the fiscal front, the state is reaping the rewards of the cost cutting and restrained spending programs that it has implemented during the past couple of years.

   Although there weren't many new Massachusetts bonds issued during the period, we did find some opportunities to add income through the addition of higher-yielding transportation and industrial revenue bonds. We also boosted yield by increasing our exposure to Alternative Minimum Tax bonds when the yield spread (or the difference in yield) between AMT and non-AMT bonds was particularly wide. AMT bonds are so named because they are potentially subject to the Alternative Minimum Tax, and therefore provide a higher yield than non-AMT bonds. As the lack of new bond issuance in Massachusetts creates additional investor demand, we anticipate


                                   [CAPTION]
        "...we switched our strategy from the defense to the offense..."

                   John Hancock Funds - Tax-Exempt Series Fund
--------------------------------------------------------------------------------

[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended August 31, 1995." The chart is scaled in increments of 2% from bottom to top, with 8% at the top and 0% at the bottom. Within the chart there are four solid bars. The first represents the 7.66% total return for the John Hancock Tax-Exempt Series Fund: Massachusetts Portfolio. The second represents the 7.16% total return for the average Massachusetts muni bond fund. The third represents the 7.19% total return for the John Hancock Tax-Exempt Series Fund: New York Portfolio. The fourth represents the 6.62% return for the average New York muni bond bond. A footnote below reads: "The total returns for the Massachusetts and New York portfolios are at net asset value with all distributions reinvested. Total returns for the average peer funds are tracked by Lipper Analytical Services. (1) See page seven for historical performance information."]
--------------------------------------------------------------------------------

that the AMT yield spread will narrow, providing the Fund not only with attractive yield, but also greater potential for price appreciation.

   Over the past six months, some of our best performers were our hospital holdings, which made up 23% of the Fund's holdings. We had purchased many of these bonds last year when they became cheap due to concerns about proposed federally-mandated health-care reform. Our strategy of focusing on hospitals with low cost structures and healthy managed-care contracts, such as Boston's Deaconess Hospital, has translated into stable profit margins and strong performance from our health-care group.

[A 2 1/2" x 3" photo of Frank Lucibella, bottom center. Caption reads: "Frank Lucibella, Portfolio Manager."]

NEW YORK

   Supply was the central issue that dominated the New York municipal market. As the state hassled over its new budget, there was a dearth of supply. This lack of supply caused the yield spread between high quality bonds and lower quality bonds to collapse. In other words, investors weren't rewarded with much additional yield by purchasing bonds with lower-credit quality. We took advantage of that opportunity to upgrade the overall credit quality of the Fund by selling some lower-quality bonds and replacing them with higher-quality issues. Because yield spreads were tight, we weren't forced to leave behind much of the Fund's income. Predictably, after the state's budget was enacted, the various state agencies rushed to issue bonds. The spate of new supply widened credit spreads and enabled us to buy back at cheaper levels the bonds we had previously sold. This improved both the Fund's yield and total return.

   In the spring we reduced our holdings in New York City bonds because we anticipated that Standard & Poor's, one of the major municipal bond


                                   [CAPTION]
           "We're more optimistic about New York State's economy..."

                   John Hancock Funds - Tax-Exempt Series Fund

[Two pie charts, one next to the other, at top of right and left hand columns. The chart on the left is entitled "Portfolio Diversification, New York Portfolio." It is divided into nine sections. Going from top left to right:
Industrial Development/Pollution Control 19%, General Obligation 10%, Short-Term Investments/Other 1%, Other Bonds 16%, Utilities 7%, Education 18%, Transportation 6%, Housing 11%, Healthcare 12%. The chart on the top right column is entitled "Portfolio Diversification, Massachusetts Portfolio." It is divided into 10 sections. Going from top left to right: Industrial Development/Pollution Control 9%, General Obligation 14%, Short-Term Investments/Other 3%, Education 13%, Other Bonds 2%, Transportation 13%, Utilities 12%, Certificate of Participation 2%, Housing 9%, Healthcare 23%. Footnote below reads: "As a percentage of total net assets on August 31, 1995."]

credit rating services, would downgrade the credit quality of those bonds. After that occurred, the bonds became cheap. We saw this as an opportunity to add to our core New York City holdings once again. Having said that, though, we continue to monitor this position.

   Although we are comfortable with the city's ability to service its debt, its fiscal health is tied to job creation. The city's employment base hasn't increased much during the economic expansion, thus pressuring its sales and income tax base. Meanwhile, the level of state support has been declining, forcing the city to reduce services and improve efficiencies to maintain its balanced budget.

   We're more optimistic about New York State's economy, which seems to be performing in line with the nation as a whole.


OUTLOOK

Worry about the future of tax reform and its effect on municipal bonds could cause some volatility in the market, as it did briefly in the spring when the idea was first introduced. However, we don't believe that any major tax reform will be enacted before 1997. By the end of August, municipal bond prices looked relatively cheap compared to U.S. Treasury securities. The municipal market has done quite well so far this year. In light of that, it's not unreasonable to believe that eventually the market will pause and take a period to decide what it will do from here. That depends on the economy's strength over the next several months. Also, demand for municipals is relatively stable and supply is limited. That should bode well for municipal bond prices over the next six months.


--------------------------------------------------------------------------------
(1) Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

--------------------------------------------------------------------------------
                             A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for John Hancock Tax-Exempt Series Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's shares. Performance figures include the maximum applicable sales charge of 4.5% for Fund shares. Performance is affected by a 12b-1 plan. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost depending on when you sell them.

--------------------------------------------------------------------------------
                            CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, 1995

                                             ONE         FIVE           LIFE OF
                                            YEAR         YEARS            FUND
                                            ----         -----          -------
Massachusetts Portfolio                     3.32%        41.63%        82.68%(1)
New York Portfolio                          2.58%        42.24%        84.10%(1)

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, 1995

                                             ONE         FIVE           LIFE OF
                                            YEAR         YEARS            FUND
                                            ----         -----          -------
Massachusetts Portfolio                     3.32%         7.21%         8.00%(1)
New York Portfolio                          2.58%         7.30%         8.14%(1)

--------------------------------------------------------------------------------
                                     YIELDS
--------------------------------------------------------------------------------
AS OF AUGUST 31, 1995

                                                                      SEC 30-DAY
                                                                         YIELD
                                                                         -----
Massachusetts Portfolio                                                  5.07%
New York Portfolio                                                       5.04%


                              NOTES TO PERFORMANCE
(1) The Massachusetts Portfolio and New York Portfolio commenced operations on September 3, 1987, and September 13, 1987, respectively.

--------------------------------------------------------------------------------
                  WHAT HAPPENED TO A $10,000 INVESTMENT . . .
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the Massachusetts Portfolio and the New York Portfolio would be worth on August 31, 1995, assuming you invested on the day each class of shares started and reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index -- an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance. Please remember that a portion of the income for this Fund may be taxable, and some investors may be subject to the alternative minimum tax.

[Tax-Exempt Series Fund: Massachusetts

Line chart with the heading Tax-Exempt Series Fund: Massachusetts, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the Tax-Exempt Series Fund: Massachusetts on September 3, 1987, before sales charge, and is equal to $19,501 as of August 31, 1995. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $19,188 as of August 31, 1995. The third line represents the Tax-Exempt Series
Fund: Massachusetts after sales charge and is equal to $18,626 as of August 31, 1995.

Tax-Exempt Series Fund: New York

Line chart with the heading Tax-Exempt Series Fund: New York, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the Tax-Exempt Series Fund: New York on September 13, 1987, before sales charge, and is equal to $19,668 as of August 31, 1995. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $19,188 as of August 31, 1995. The third line represents the John Hancock Tax-Exempt Series Fund: New York after sales charge and is equal to $18,786 as of August 31, 1995.]

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Tax-Exempt Series Fund

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                CALIFORNIA         MASSACHUSETTS         NEW YORK
                                                                                 PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                                               ------------        -------------       ------------
ASSETS:
  Investments at value - Note C:
   Tax-exempt long-term bonds (cost - $43,938,622, $50,866,573
    and $52,675,229, respectively) .....................................       $ 45,753,821        $ 52,827,111        $ 54,722,577
   Joint repurchase agreement (cost - none, none and $1,512,000,
    respectively) ......................................................               --                  --             1,512,000
   Corporate savings account ...........................................               --                  --                   660
                                                                               ------------        ------------        ------------
                                                                                 45,753,821          52,827,111          56,235,237
  Cash .................................................................          1,809,147             815,155                --
  Receivable for shares sold ...........................................             46,258                --                  --
  Receivable for investments sold ......................................             45,286                --             1,724,216
  Interest receivable ..................................................            764,158             821,711             757,682
  Receivable from John Hancock Advisers, Inc. - Note B .................             15,662              14,199              19,319
                                                                               ------------        ------------        ------------
                    Total Assets .......................................         48,434,332          54,478,176          58,736,454
                    ----------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Dividend payable .....................................................              6,286               8,342               8,286
  Payable for investments purchased ....................................            788,832                --             2,921,276
  Payable to John Hancock Advisers, Inc. and affiliates - Note B .......             21,849              28,082              29,692
  Accounts payable and accrued expenses ................................             68,557              26,057              24,233
                                                                               ------------        ------------        ------------
                    Total Liabilities ..................................            885,524              62,481           2,983,487
                    ----------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Capital paid-in ......................................................         45,776,502          53,147,400          54,062,322
  Accumulated net realized loss on investments and financial
   futures contracts ...................................................            (45,654)           (694,237)           (364,795)
  Net unrealized appreciation of investments ...........................          1,815,199           1,960,538           2,047,348
  Undistributed net investment income ..................................              2,761               1,994               8,092
                                                                               ------------        ------------        ------------
                    Net Assets .........................................       $ 47,548,808        $ 54,415,695        $ 55,752,967
                    ================================================================================================================

NET ASSET VALUE PER SHARE ($NAV)
  (based on 4,089,010, 4,627,583 and 4,694,309 shares,
   respectively, of beneficial interest outstanding -
   unlimited number of shares authorized with no par value) ............       $      11.63        $      11.76        $      11.88
====================================================================================================================================

MAXIMUM OFFERING PRICE PER SHARE*
  ($NAV x 104.71%) .....................................................       $      12.18        $      12.31        $      12.44
====================================================================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF ASSETS AND LIABILITIES IS THE PORTFOLIO'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE PORTFOLIO OWNS, IS DUE AND OWES AS OF AUGUST 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Tax-Exempt Series Fund

STATEMENT OF OPERATIONS
Year ended August 31, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    CALIFORNIA       MASSACHUSETTS       NEW YORK
                                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                                    -----------      -------------      -----------
INVESTMENT INCOME:
  Interest ...................................................................      $ 2,967,124       $ 3,386,143       $ 3,447,241
                                                                                    -----------       -----------       -----------

  Expenses:
   Investment management fee - Note B ........................................          236,251           265,892           270,417
   Distribution/service fee - Note B .........................................          141,751           159,535           162,250
   Transfer agent fee - Note B ...............................................           67,396            84,239            96,927
   Custodian fee .............................................................           52,828            54,714            53,387
   Auditing fee ..............................................................           20,435            20,435            20,435
   Printing ..................................................................            8,160             7,938             7,298
   Trustees' fees ............................................................            5,646             6,433             6,587
   Legal fees ................................................................            4,863             1,231             1,325
   Miscellaneous .............................................................            3,769             3,869             3,522
   Registration and filing fees ..............................................            2,307             4,747             2,267
                                                                                    -----------       -----------       -----------
                    Total Expenses ...........................................          543,406           609,033           624,415
                    Less Expense Reimbursements and Reductions - Note B ......         (212,654)         (236,784)         (245,832)
                                                                                    -----------       -----------       -----------
                    Net Expenses .............................................          330,752           372,249           378,583
                    ----------------------------------------------------------------------------------------------------------------
                    Net Investment Income ....................................        2,636,372         3,013,894         3,068,658
                    ----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FINANCIAL
  FUTURES CONTRACTS:
  Net realized gain (loss) on investments sold ...............................          258,603          (218,685)            9,105
  Net realized loss on financial futures contracts ...........................         (224,847)         (215,439)         (247,549)
  Change in net unrealized appreciation/depreciation of investments ..........          970,039         1,280,641           848,255
  Change in net unrealized appreciation/depreciation of financial futures
   contracts .................................................................           21,406            21,406            21,406
                                                                                    -----------       -----------       -----------
                    Net Realized and Unrealized Gain on Investments and
                      Financial Futures Contracts ............................        1,025,201           867,923           631,217
                    ----------------------------------------------------------------------------------------------------------------
                    Net Increase in Net Assets Resulting from Operations .....      $ 3,661,573       $ 3,881,817       $ 3,699,875
                    ================================================================================================================

THE STATEMENT OF OPERATIONS SUMMARIZES FOR EACH OF THE PORTFOLIOS, THE INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE PORTFOLIO. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF NET ASSETS FOR EACH PORTFOLIO OF THE FUND HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS NET INVESTMENT INCOME, ANY INVESTMENT GAINS AND LOSSES, DISTRIBUTIONS PAID TO SHAREHOLDERS, AND ANY INCREASE OR DECREASE IN MONEY SHAREHOLDERS INVESTED IN EACH PORTFOLIO. THE FOOTNOTES ILLUSTRATE THE NUMBER OF PORTFOLIO SHARES SOLD, REINVESTED AND REDEEMED DURING THE LAST TWO PERIODS, ALONG WITH THE PER SHARE AMOUNT OF DISTRIBUTIONS MADE TO SHAREHOLDERS OF EACH PORTFOLIO FOR THE PERIOD INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                   John Hancock Funds - Tax-Exempt Series Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             CALIFORNIA PORTFOLIO          MASSACHUSETTS PORTFOLIO
                                                         ---------------------------   ---------------------------
                                                             YEAR ENDED AUGUST 31,          YEAR ENDED AUGUST 31,
                                                         ---------------------------   ---------------------------
                                                              1995           1994           1995           1994
                                                              ----           ----           ----           ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ...............................  $  2,636,372   $  2,521,862   $  3,013,894   $  2,763,249
  Net realized gain (loss) on investments sold and
   financial futures contracts ........................        33,756         49,982       (434,124)      (258,100)
  Change in net unrealized appreciation/depreciation
   of investments and financial futures contracts .....       991,445     (3,123,300)     1,302,047     (3,052,218)
                                                         ------------   ------------   ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations ....................................     3,661,573       (551,456)     3,881,817       (547,069)
                                                         ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS: *
  Dividends from net investment income ................    (2,636,372)    (2,521,862)    (3,013,894)    (2,763,249)
  Distributions from net realized gain on
   investments sold and financial futures contracts ...          --         (881,280)          --         (524,451)
                                                         ------------   ------------   ------------   ------------
   Total Distributions to Shareholders ................    (2,636,372)    (3,403,142)    (3,013,894)    (3,287,700)
                                                         ------------   ------------   ------------   ------------

FROM PORTFOLIO SHARE TRANSACTIONS: **
  Shares sold .........................................     4,671,968     11,239,290      6,835,830     15,050,941
  Shares issued to shareholders in reinvestment
   of distributions ...................................     1,753,168      2,175,583      2,120,129      2,294,219
                                                         ------------   ------------   ------------   ------------
                                                            6,425,136     13,414,873      8,955,959     17,345,160
  Less shares repurchased .............................    (8,943,159)    (8,042,576)    (9,530,624)    (9,407,294)
                                                         ------------   ------------   ------------   ------------
  Net Capital Increase (Decrease) .....................    (2,518,023)     5,372,297       (574,665)     7,937,866
                                                         ------------   ------------   ------------   ------------

NET ASSETS:
  Beginning of period .................................    49,041,630     47,623,931     54,122,437     50,019,340
                                                         ------------   ------------   ------------   ------------
  End of period (including undistributed net investment
   income of $2,761, none, $1,994, none, $8,092
   and none, respectively) ............................  $ 47,548,808   $ 49,041,630   $ 54,415,695   $ 54,122,437
                                                         =========================================================

 * DISTRIBUTIONS TO SHAREHOLDERS:
  Per share dividends from net investment income ......  $     0.6283   $     0.6241   $     0.6469   $     0.6315
                                                         ------------   ------------   ------------   ------------
  Per share distributions from net realized gain on
   investments sold and financial futures contracts ...          --     $     0.2232           --     $     0.1246
                                                         ------------   ------------   ------------   ------------

** ANALYSIS OF PORTFOLIO SHARE TRANSACTIONS:
  Shares sold .........................................       414,708        956,177        595,309      1,234,833
  Shares issued to shareholders in reinvestment
   of distributions ...................................       155,996        183,733        186,027        216,441
                                                         ------------   ------------   ------------   ------------
                                                              570,704      1,139,910        781,336      1,451,274
  Less shares repurchased .............................      (791,874)      (683,714)      (836,966)      (791,757)
                                                         ------------   ------------   ------------   ------------
  Net increase (decrease) .............................      (221,170)       456,196        (55,630)       659,517
                                                         =========================================================

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                NEW YORK PORTFOLIO
                                                          ---------------------------
                                                               YEAR ENDED AUGUST 31,
                                                          ---------------------------
                                                               1995           1994
                                                               ----           ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ...............................   $  3,068,658   $  2,906,252
  Net realized gain (loss) on investments sold and
   financial futures contracts ........................       (238,444)       (40,700)
  Change in net unrealized appreciation/depreciation
   of investments and financial futures contracts .....        869,661     (3,532,063)
                                                          ------------   ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations ....................................      3,699,875       (666,511)
                                                          ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS: *
  Dividends from net investment income ................     (3,068,658)    (2,906,252)
  Distributions from net realized gain on
   investments sold and financial futures contracts ...           --         (580,857)
                                                          ------------   ------------
   Total Distributions to Shareholders ................     (3,068,658)    (3,487,109)

                                                          ------------   ------------

FROM PORTFOLIO SHARE TRANSACTIONS: **
  Shares sold .........................................      7,226,005     13,602,510
  Shares issued to shareholders in reinvestment
   of distributions ...................................      2,366,589      2,650,147
                                                          ------------   ------------
                                                             9,592,594     16,252,657
  Less shares repurchased .............................    (10,161,142)    (8,852,991)
                                                          ------------   ------------
  Net Capital Increase (Decrease) .....................       (568,548)     7,399,666
                                                          ------------   ------------

NET ASSETS:
  Beginning of period .................................     55,690,298     52,444,252
                                                          ------------   ------------
  End of period (including undistributed net investment
   income of $2,761, none, $1,994, none, $8,092
   and none, respectively) ............................   $ 55,752,967   $ 55,690,298
                                                          ===========================

 * DISTRIBUTIONS TO SHAREHOLDERS:
  Per share dividends from net investment income ......   $     0.6533   $     0.6421
                                                          ------------   ------------
  Per share distributions from net realized gain on
   investments sold and financial futures contracts ...           --     $     0.1319
                                                          ------------   ------------

** ANALYSIS OF PORTFOLIO SHARE TRANSACTIONS:
  Shares sold .........................................        628,844      1,112,508
  Shares issued to shareholders in reinvestment
   of distributions ...................................        205,702        217,546
                                                          ------------   ------------
                                                               834,546      1,330,054
  Less shares repurchased .............................       (889,508)      (732,616)
                                                          ------------   ------------
  Net increase (decrease) .............................        (54,962)       597,438
                                                          ===========================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

       John Hancock Funds - Tax-Exempt Series Fund -- California Portfolio

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED AUGUST 31,
                                                    ------------------------------------------------------------------------------
                                                       1995             1994             1993             1992             1991
                                                    ----------       ----------       ----------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period ........     $    11.38       $    12.36       $    11.68       $    11.25       $    10.72
                                                    ----------       ----------       ----------       ----------       ----------
  Net Investment Income .......................           0.63             0.62             0.67             0.70             0.70
  Net Realized and Unrealized Gain (Loss)
   on Investments and Financial
   Futures Contracts ..........................           0.25            (0.76)            0.82             0.43             0.53
                                                    ----------       ----------       ----------       ----------       ----------
     Total from Investment Operations .........           0.88            (0.14)            1.49             1.13             1.23
                                                    ----------       ----------       ----------       ----------       ----------

  Less Distributions:
   Dividends from Net Investment Income .......          (0.63)           (0.62)           (0.67)           (0.70)           (0.70)
   Distributions from Net Realized Gain on
    Investments Sold ..........................           --              (0.22)           (0.14)            --               --
                                                    ----------       ----------       ----------       ----------       ----------
     Total Distributions ......................          (0.63)           (0.84)           (0.81)           (0.70)           (0.70)
                                                    ----------       ----------       ----------       ----------       ----------
  Net Asset Value, End of Period ..............     $    11.63       $    11.38       $    12.36       $    11.68       $    11.25
                                                    ==========       ==========       ==========       ==========       ==========
  Total Investment Return at Net Asset Value ..           8.06%           (1.13%)          13.36%           10.34%           11.83%
  Total Adjusted Investment Return at Net
   Asset Value (a)(b) .........................           7.61%           (1.69%)          12.48%            9.30%           10.71%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) ...     $   47,549       $   49,042       $   47,624       $   33,896       $   25,914
  Ratio of Expenses to Average Net Assets .....           0.70%            0.70%            0.67%            0.60%            0.60%
  Ratio of Adjusted Expenses to Average Net
   Assets (a) .................................           1.15%            1.26%            1.55%            1.64%            1.72%
  Ratio of Net Investment Income to Average Net
   Assets .....................................           5.58%            5.27%            5.62%            6.09%            6.35%
  Ratio of Adjusted Net Investment Income to
   Average Net Assets (a) .....................           5.13%            4.71%            4.74%            5.05%            5.23%
  Portfolio Turnover Rate .....................             35%              38%              93%              50%               7%
  Expense Reimbursement Per Share .............     $     0.05       $     0.07       $     0.10       $     0.12       $     0.12

(a) On an unreimbursed basis without expense reduction.
(b) Unaudited.

THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: THE NET INVESTMENT INCOME, DIVIDENDS, GAINS (LOSSES) AND TOTAL INVESTMENT RETURN OF THE PORTFOLIO. IT SHOWS HOW THE PORTFOLIO'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              Financial Statements

     John Hancock Funds - Tax-Exempt Series Fund -- Massachusetts Portfolio

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                 ------------------------------------------------------------------------------
                                                    1995             1994             1993             1992             1991
                                                 ----------       ----------       ----------       ----------       ----------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period .....     $    11.56       $    12.43       $    11.75       $    11.15       $    10.63
                                                 ----------       ----------       ----------       ----------       ----------
  Net Investment Income ....................           0.65             0.63             0.67             0.71             0.73
  Net Realized and Unrealized Gain (Loss)
   on Investments and Financial Futures
   Contracts ...............................           0.20            (0.75)            0.82             0.60             0.53
                                                 ----------       ----------       ----------       ----------       ----------
     Total from Investment Operations ......           0.85            (0.12)            1.49             1.31             1.26
                                                 ----------       ----------       ----------       ----------       ----------

  Less Distributions:
   Dividends from Net Investment Income ....          (0.65)           (0.63)           (0.67)           (0.71)           (0.73)
   Distributions from Net Realized Gain on
    Investments Sold .......................           --              (0.12)           (0.14)            --              (0.01)
                                                 ----------       ----------       ----------       ----------       ----------
     Total Distributions ...................          (0.65)           (0.75)           (0.81)           (0.71)           (0.74)
                                                 ----------       ----------       ----------       ----------       ----------
  Net Asset Value, End of Period ...........     $    11.76       $    11.56       $    12.43       $    11.75       $    11.15
                                                 ==========       ==========       ==========       ==========       ==========
  Total Investment Return at Net
   Asset Value .............................           7.66%           (0.97%)          13.29%           12.11%           12.10%
  Total Adjusted Investment Return at Net
   Asset Value (a)(b) ......................           7.21%           (1.50%)          12.38%           10.93%           10.66%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's
   omitted) ................................     $   54,416       $   54,122       $   50,019       $   29,113       $   15,015
  Ratio of Expenses to Average Net Assets ..           0.70%            0.70%            0.67%            0.60%            0.60%
  Ratio of Adjusted Expenses to Average Net
   Assets (a) ..............................           1.15%            1.23%            1.58%            1.78%            2.04%
  Ratio of Net Investment Income to Average
   Net Assets ..............................           5.67%            5.28%            5.61%            6.18%            6.64%
  Ratio of Adjusted Net Investment Income to
   Average Net Assets (a) ..................           5.22%            4.75%            4.70%            5.00%            5.20%
  Portfolio Turnover Rate ..................             24%              29%              79%              56%              29%
  Expense Reimbursement Per Share ..........     $     0.05       $     0.06       $     0.11       $     0.14       $     0.16

  (a) On an unreimbursed basis without expense reduction.
  (b) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Tax-Exempt Series Fund -- New York Portfolio

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:

-------------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED AUGUST 31,
                                                     --------------------------------------------------------------------------
                                                        1995            1994            1993            1992            1991
                                                     ----------      ----------      ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period ..........    $    11.73      $    12.63      $    11.90      $    11.29      $    10.74
                                                     ----------      ----------      ----------      ----------      ----------
  Net Investment Income .........................          0.65            0.64            0.68            0.72            0.72
  Net Realized and Unrealized Gain (Loss)
   on Investments and Financial Futures
   Contracts ....................................          0.15           (0.77)           0.87            0.63            0.55
                                                     ----------      ----------      ----------      ----------      ----------
     Total from Investment Operations ...........          0.80           (0.13)           1.55            1.35            1.27
                                                     ----------      ----------      ----------      ----------      ----------

  Less Distributions:
   Dividends from Net Investment Income .........         (0.65)          (0.64)          (0.68)          (0.72)          (0.72)
   Distributions from Net Realized Gain on
    Investments Sold ............................          --             (0.13)          (0.14)          (0.02)           --
                                                     ----------      ----------      ----------      ----------      ----------
     Total Distributions ........................         (0.65)          (0.77)          (0.82)          (0.74)          (0.72)
                                                     ----------      ----------      ----------      ----------      ----------
  Net Asset Value, End of Period ................    $    11.88      $    11.73      $    12.63      $    11.90      $    11.29
                                                     ==========      ==========      ==========      ==========      ==========
  Total Investment Return at Net Asset Value ....          7.19%          (1.05%)         13.70%          12.17%          12.24%
  Total Adjusted Investment Return at Net Asset
   Value (a)(b) .................................          6.74%          (1.58%)         12.83%          11.09%          11.02%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted) .....    $   55,753      $   55,690      $   52,444      $   33,806      $   20,878
  Ratio of Expenses to Average Net Assets .......          0.70%           0.70%           0.67%           0.60%           0.60%
  Ratio of Adjusted Expenses to Average Net
   Assets (a) ...................................          1.15%           1.23%           1.54%           1.68%           1.82%
  Ratio of Net Investment Income to Average
   Net Assets ...................................          5.67%           5.28%           5.63%           6.22%           6.57%
  Ratio of Adjusted Net Investment Income to
   Average Net Assets (a) .......................          5.22%           4.75%           4.76%           5.14%           5.35%
  Portfolio Turnover Rate .......................            70%             23%             56%             48%             12%
  Expense Reimbursement Per Share ...............    $     0.05      $     0.06      $     0.11      $     0.13      $     0.13

(a) On an unreimbursed basis without expense reduction.
(b) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

       John Hancock Funds - Tax-Exempt Series Fund -- California Portfolio

SCHEDULE OF INVESTMENTS
August 31, 1995
--------------------------------------------------------------------------------

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY EACH PORTFOLIO OF THE TAX-EXEMPT SERIES FUND ON AUGUST 31, 1995. EACH SCHEDULE CONSISTS OF ONE MAIN CATEGORY: TAX-EXEMPT LONG-TERM BONDS. THE TAX-EXEMPT BONDS ARE FURTHER BROKEN DOWN BY STATE. UNDER EACH STATE IS A LIST OF THE SECURITIES OWNED BY THE PORTFOLIO. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

                                                                                       PAR VALUE               YIELD
                                                       INTEREST   MATURITY    S&P       (000'S      MARKET      AT
STATE, ISSUER, DESCRIPTION                               RATE       DATE    RATING***  OMITTED)     VALUE     MARKET+
--------------------------                             --------   --------  ---------  ---------    ------    -------
TAX-EXEMPT LONG-TERM BONDS
CALIFORNIA (95.15%)
  Alameda, County of,
   Cert of Part 1992 Cap Proj .........................   6.750%    06-01-16    A        $  500    $  517,945    6.52%
  California Educational Facilities Auth,
   Rev 1993 Ser B Pooled College & Univ Proj ..........   6.125     06-01-09    Baa**     1,000     1,000,970    6.12
  California Health Facilities Financing Auth,
   Hosp Rev 1991 Ser A San Diego Hosp Assoc ...........   6.950     10-01-21    A           250       262,405    6.62
   Ins Hosp Rev Ser 1990 Children's Hosp San Diego ....   6.500     07-01-20    AAA         500       515,485    6.30
   Rev 1990 Ser A Kaiser Permanente ...................   7.000     12-01-10    AA          600       645,948    6.50
   Rev Ser 1994A Scripps Research Institute ...........   6.300     07-01-09    A**         500       512,170    6.15
   Sec Rev 1991 Ser Hosp of the Good Samaritan ........   7.000     09-01-21    A-          250       258,013    6.78
  California Housing Finance Agency,
   Home Mtg Rev 1986 Ser A ............................   8.100     08-01-16    AA-          75        78,141    7.77
   Home Mtg Rev 1988 Ser B ............................   8.600     08-01-19    AA-          40        42,378    8.12
   Home Mtg Rev 1988 Ser D ............................   8.000     08-01-19    AA-          90        96,407    7.47
   Home Mtg Rev 1989 Ser A ............................   7.625     08-01-09    AA-          35        37,259    7.16
   Home Mtg Rev 1989 Ser B ............................   8.000     08-01-29    AA-         100       106,626    7.50
   Home Mtg Rev 1989 Ser D ............................   7.500     08-01-29    AA-         150       157,482    7.14
   Home Mtg Rev 1990 Ser D ............................   7.875     08-01-31    AA-          15        15,658    7.54
   Home Mtg Rev 1991 Ser A ............................   7.375     08-01-17    AA-         155       165,707    6.90
   Home Mtg Rev 1991 Ser C ............................   7.450     08-01-11    AA-          65        69,340    6.98
   Home Mtg Rev 1994 Ser C ............................   6.650     08-01-14    AA-       1,000     1,029,640    6.46
   Hsg Rev 1991 Ser E .................................   7.000     08-01-26    AAA         525       549,024    6.69
  California Pollution Control Financing Auth,
   Poll Control Rev 1991 Ser Southern Calif Edison Co..   6.900     12-01-17    A+          500       523,580    6.59
   Poll Control Rev 1992 Ser A Pacific Gas & Elec Co...   6.625     06-01-09    A           500       518,560    6.39
  California State Public Works Board,
   Lease Rev 1994 Ser A Depart of Corrections
     Calif State Prison-Monterey County (Soledad II)...   6.875     11-01-14    A-         *500       531,825    6.46
   Lease Rev Ref Ser A Various Univ Proj ..............   5.500     06-01-21    A-       *1,250     1,123,250    6.12
  Campbell, City of,
   1991 Cert of Part Civic Center Proj ................   6.750     10-01-17    A-          155       176,271    5.94
   1991 Cert of Part Civic Center Proj ................   6.750     10-01-17    A-        1,565     1,611,950    6.55

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

       John Hancock Funds - Tax-Exempt Series Fund -- California Portfolio

                                                                                                        PAR VALUE             YIELD
                                                                         INTEREST  MATURITY    S&P       (000'S     MARKET     AT
STATE, ISSUER, DESCRIPTION                                                 RATE      DATE    RATING***  OMITTED)    VALUE     ARKET+
--------------------------                                               --------  --------  ---------  ---------   ------   -------

CALIFORNIA (CONTINUED)
  Carson Redevelopment Agency,
    Tax Alloc Ser 1992 Area No. 1 Redevel Proj .........................  6.375%   10-01-12   BBB+     $   500   $  500,810   6.36%
    Tax Alloc Ser 1993B Area No. 1 Redevel Proj ........................  6.000    10-01-16   BBB+         500      467,685   6.41
  Castaic Lake Water Agency,
    Cert of Part Ser 1990 Wtr Sys Imp Proj .............................  7.350    08-01-20   A**          200      227,618   6.46
  Central California Joint Powers Health Financing Auth,
    Cert of Part Ser 1993 Community Hosp of Central Calif Proj .........  5.250    02-01-13   A**          750      671,040   5.87
  Central Coast Water Auth,
    Rev State Wtr Proj Regional Facil Ser 1992 .........................  6.600    10-01-22   AAA          500      525,015   6.29
  Central Valley Financing Auth,
    Cogeneration Proj Rev Carson Ice-Gen Proj 1993 Ser .................  6.100    07-01-13   BBB-       2,300    2,231,713   6.29
    Cogeneration Proj Rev Carson Ice-Gen Proj 1993 Ser .................  6.200    07-01-20   BBB-       1,000      957,230   6.48
  Contra Costa Water District,
    Wtr Treatment Rev Ser E ............................................  6.250    10-01-12   AAA        1,000    1,070,820   5.84
  Costa Mesa Public Financing Auth,
    1991 Local Agency Rev Ser A ........................................  7.100    08-01-21   NR           220      220,504   7.08
  Desert Hospital District,
    Hosp Rev Cert of Part Ser 1990 Desert Hosp Corp Proj ...............  8.000    07-01-10   AAA          300      351,753   6.82
  Fairfield Public Financing Auth,
    1995 Rev Ser A Pennsylvania Ave Storm Drainage Proj ................  6.500    08-01-21   A-        *1,085    1,060,989   6.65
  Fontana Public Financing Auth,
    Sub Lien Tax Alloc Rev 1991 Ser A North Fontana Redevel Proj .......  7.750    12-01-20   BBB          195      230,597   6.55
    Tax Alloc Rev Ser 1990 Ser A North Fontana Redevel Proj ............  7.250    09-01-20   A            325      343,577   6.86
  Foothill/Eastern Transportation Corridor Agency,
    Toll Rd Rev Fixed Rate Current Int Ser 1995A .......................  6.500    01-01-32   BBB-      *1,490    1,464,327   6.61
    Toll Rd Rev Fixed Rate Current Int Ser 1995A .......................  6.000    01-01-34   BBB-      *1,000      911,380   6.58
  Fresno, City of,
    Hlth Facil Rev Ser 1991 Saint Agnes Medical Center .................  6.625    06-01-21   AA-          250      258,082   6.42
  Los Angeles City Department of Water and Power,
    Elec Plant Ref Rev Second Iss of 1993 ..............................  5.400    11-15-12   AA-        1,000      932,000   5.79
  Los Angeles County Health Facilities Auth,
    Lease Rev Ref Olive View Medical Center Proj .......................  7.500    03-01-08   NR           450      493,119   6.84
  Metropolitan Water District,
    Waterworks Ref Rev Iss of 1986 ...................................... 6.750    06-01-22   AA+          155      159,955   6.54
    Wtr Rev Iss of 1991 ................................................. 6.625    07-01-12   AA           750      796,665   6.24
  Moreno Valley, City of,
    Cert of Part Ser 1995 City Hall Proj ...............................  6.500    11-01-16   Baa1**    *1,500    1,502,880   6.49
  Mount Diablo Hospital District,
    Hosp Rev Ser A .....................................................  6.000    12-01-05   AAA        1,640    1,756,538   5.60
  Mountain View City Capital Improvements Financing Auth,
    1992 Rev City Hall/Community Theatre Complex & Shoreline Regional Park
      Community Tax Alloc Refinancing ..................................  6.500    08-01-16   AAA          600      622,854   6.26


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

       John Hancock Funds - Tax-Exempt Series Fund -- California Portfolio

                                                                                                       PAR VALUE              YIELD
                                                                       INTEREST   MATURITY    S&P       (000'S      MARKET     AT
STATE, ISSUER, DESCRIPTION                                               RATE       DATE    RATING***  OMITTED)     VALUE    MARKET+
--------------------------                                             --------   --------  ---------  ---------    ------   -------
CALIFORNIA (CONTINUED)
  Northern California Transmission Agency,
    Rev 1990 Ser A Calif-Oregon Transm Proj ..........................  7.000%    05-01-13    AAA    $  100     $  115,259    6.07%
    Rev 1992 Ser A Calif-Oregon Transm Proj ..........................  6.500     05-01-16    AAA     1,000      1,043,580    6.23
  Oakland, Port of,
    Port Rev Ser E ...................................................  6.400     11-01-07    AAA     1,000      1,068,480    5.99
    Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd Proj ...........  6.800     01-01-19    A+        500        509,895    6.67
  Orange, County of,
    Ser A of 1990 Spec Tax of Community Facil Dist No. 87-3
      Mission Viejo ..................................................  7.800     08-15-15    NR        350        405,549    6.73
    Ser A of 1992 Spec Tax of Community Facil Dist No. 88-1
      Aliso Viejo ....................................................  7.350     08-15-18    AAA     1,000      1,179,940    6.23
  Pasadena, City of,
    1993 Ref Cert of Part Old Pasadena Parking Facil Proj ............  6.250     01-01-18    A+      1,000      1,031,670    6.06
  Rancho Mirage, City of, Joint Powers Financing Auth,
    Civic Center Rev Ref Ser 1991A ...................................  7.500     04-01-17    BBB       195        225,580    6.48
    Civic Center Rev Unref Ser 1991A .................................  7.500     04-01-17    BBB        55         58,112    7.10
  Riverside County Asset Leasing Corp,
    Leasehold Rev 1993 Ser A County of Riverside Hosp Proj ...........  6.500     06-01-12    A       1,000      1,028,750    6.32
  Sacramento City Financing Auth,
    Lease Rev Ref Ser A ..............................................  5.375     11-01-14    AAA       500        475,565    5.65
  San Bernardino, County of,
    Cert of Part Medical Center Fin Proj .............................  5.500     08-01-17    A-     *1,000        885,010    6.21
    Cert of Part Ser B Cap Facil Proj ................................  6.875     08-01-24    AAA       350        407,361    5.91
    Trans Auth Sales Tax Rev Ser A ...................................  5.400     03-01-10    AAA     1,000        972,580    5.55
  San Diego County Regional Transportation Commission,
    Sales Tax Rev 1991 Ser A .........................................  7.000     04-01-06    AA-        90         97,484    6.46
  San Diego County Water Auth,
    Wtr Rev Cert of Part Reg .........................................  5.681     04-22-09    AAA      *800        803,712    5.65
  San Diego, City of,
    Ind'l Dev Rev 1986 Ser A San Diego Gas & Elec Co. ................  7.625     07-01-21    A+        300        312,126    7.33
  San Francisco State Building Auth,
    Lease Ref Rev 1993 Ser A Dept of Gen Serv ........................  5.000     10-01-13    A-      2,245      1,974,365    5.69
  San Jose Financing Auth,
    Reassessment Rev 1994 Ser C ......................................  6.750     09-02-11    NR        980      1,001,423    6.61
  San Jose, City of,
    1986 Cert of Part Convention Center Proj .........................  7.875     09-01-10    NR        300        317,691    7.44
  San Mateo County Joint Powers Financing Auth,
    Lease Rev 1994 Ser A San Mateo County Hlth Center ................  6.125     07-15-14    AAA       250        251,650    6.08
  Santa Barbara, County of,
    1990 Cert of Part ................................................  7.50      02-01-11    A+        250        282,098    6.65
    1991 Cert of Part ................................................  6.400     02-01-11    A+        250        255,895    6.25
  Santa Rosa, City of,
    Wastewater Rev 1992 Ser A Subregional Wastewater Proj ............  6.500     09-01-22    AAA       500        519,650    6.25
  Southern California Home Financing Auth,
    Single Family Mtg Rev 1990 Iss B .................................  7.750     03-01-24    AAA        45         47,632    7.32


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

       John Hancock Funds - Tax-Exempt Series Fund -- California Portfolio

                                                                                                       PAR VALUE              YIELD
                                                                       INTEREST   MATURITY    S&P       (000'S      MARKET     AT
STATE, ISSUER, DESCRIPTION                                               RATE       DATE    RATING***  OMITTED)     VALUE    MARKET+
--------------------------                                             --------   --------  ---------  ---------    ------   -------

CALIFORNIA (CONTINUED)
  Southern California Public Power Auth,
   Pwr Proj Rev 1987 Ref Ser A Palo Verde Proj .....................   6.875%  07-01-15       AA-  $   215    $   221,729      6.67%
  Torrance City Redevelopment Agency,
   Tax Alloc Ref Ser 1992 Downtown Redevel Proj ....................   7.125   09-01-21       BBB      500        515,175      6.92
  University of California, The Regents of,
   1993 Ref Cert of Part UCLA Central Chiller/Cogeneration Facil ...   5.400   11-01-11       Aa**  *1,000        934,440      5.78
                                                                                                              -----------
                                                                                                               45,245,586
                                                                                                              -----------
GUAM (1.07%)
  Guam Airport Auth,
   Gen Rev 1993 Ser B ..............................................   6.600   10-01-10       BBB      500        508,235      6.49
                                                                                                              -----------
                                                                 TOTAL TAX-EXEMPT LONG TERM BONDS
                                                                              (Cost $ 43,938,622)   (96.22%)  $45,753,821
                                                                                                    =======   ===========

  *Securities, other than short term investments, newly added to the portfolio during the period ended August 31, 1995.
 **Rated by Moody's Investors Services, Fitch or John Hancock Adviser's, Inc.
   where Standard & Poors ratings are not available. NR not rated.
***Credit Ratings are unaudited.
  +The yield is unaudited and not calculated in accordance with guidelines established by the U.S. Securities and Exchange Commission.
   The percentage shown for each category is the total value of that category as a percentage of the net assets of the Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

     John Hancock Funds - Tax-Exempt Series Fund -- Massachusetts Portfolio

SCHEDULE OF INVESTMENTS
August 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PAR VALUE              YIELD
                                                                        INTEREST  MATURITY    S&P       (000'S      MARKET     AT
STATE, ISSUER, DESCRIPTION                                                RATE      DATE    RATING***  OMITTED)     VALUE    MARKET+
--------------------------                                              --------  --------  ---------  ---------    ------   -------
TAX-EXEMPT LONG-TERM BONDS
MASSACHUSETTS  (88.90%)
  Boston City Industrial Development Financing Auth,
   Sewage Facil Rev 1991 Ser Harbor Elec Energy Co Proj ................  7.375%  05-15-15    BBB       $  250   $  262,750    7.02%
  Boston Water and Sewer Commission,
   Gen Rev 1991 Ser A Sr Ser ...........................................  7.000   11-01-18    AAA          500      572,470    6.11
   Gen Rev 1992 Ser A Sr Ser ...........................................  5.750   11-01-13    A            500      496,060    5.80
  Boston, City of,
   GO 1990 Ser A .......................................................  7.375   02-01-10    A            350      395,479    6.53
   GO 1991 Ser A MBIA ..................................................  6.750   07-01-11    AAA          350      394,604    5.99
   GO 1992 Ser A AMBAC .................................................  6.500   07-01-12    AAA          500      530,070    6.13
   Rev Boston City Hosp FHA Ins Mtg Ser A ..............................  7.625   02-15-21    Aaa**        500      572,145    6.66
  Brockton, City of,
   State Qualified Municipal Purpose Ln of 1993 ........................  6.125   06-15-18    A-         1,000      999,880    6.13
  Greater New Bedford Regional Refuse Management District,
   Ma GO Landfill ......................................................  5.875   05-01-13    Baa**        915      884,201    6.08
  Holyoke, City of,
   GO School Proj Ln Act of 1948 .......................................  7.650   08-01-09    Baa**     *1,000    1,099,380    6.96
  Massachusetts Bay Transportation Auth,
   Gen Trans Sys Rev Ref 1993 MBIA Ser A ...............................  5.500   03-01-22    AAA          985      918,818    5.90
   Gen Trans Sys Rev Ref 1994 Ser A ....................................  7.000   03-01-14    A+        *1,000    1,137,510    6.15
   Gen Trans Sys Rev Ref 1995 Ser A ....................................  5.750   03-01-18    A+        *1,000      968,150    5.94
  Massachusetts Educational Financing Auth,
   Ed Ln Rev Iss D Ser 1991A ...........................................  7.250   01-01-09    AAA          510      551,947    6.70
  Massachusetts Health and Educational Facilities Auth,
   Rev Anna Jaques Hosp Iss Ser B ......................................  6.875   10-01-12    Baa1**     1,250    1,264,587    6.80
   Rev Bentley College Iss Ser H .......................................  6.875   07-01-12    AAA          250      269,792    6.37
   Rev Boston College Iss Ser J ........................................  6.625   07-01-21    AAA        1,000    1,049,960    6.31
   Rev Charlton Memorial Hosp Iss Ser B ................................  7.250   07-01-13    A-         2,250    2,360,430    6.91
   Rev Community Colleges Prog Iss Ser A ...............................  6.600   10-01-22    AAA          250      258,073    6.39
   Rev Dana Farber Cancer Institute Ser G-1 ............................  6.250   12-01-22    A         *1,000      988,260    6.32
   Rev Faulkner Hosp Iss Ser C .........................................  6.000   07-01-13    Baa1**       750      697,958    6.45
   Rev Faulkner Hosp Iss Ser C .........................................  6.000   07-01-23    Baa1**     1,000      878,070    6.83
   Rev Lowell Gen Hosp Iss Ser A .......................................  8.400   06-01-11    Baa1**       600      655,218    7.69
   Rev Melrose-Wakefield Hosp Iss Ser B ................................  6.350   07-01-06    A-           500      514,570    6.17
   Rev Melrose-Wakefield Hosp Iss Ser B ................................  5.875   07-01-18    A-         1,000      923,820    6.36
   Rev New England Baptist Hosp Iss Ser B ..............................  7.350   07-01-17    BBB+         250      257,293    7.14
   Rev New England Deaconess Hosp Iss Ser D ............................  6.875   04-01-22    A          2,710    2,793,766    6.67
   Rev New England Medical Center Hosp Iss Ser D .......................  7.200   07-01-10    A1**         280      293,376    6.87
   Rev Northeastern Univ Iss Ser E .....................................  6.550   10-01-22    AAA        1,000    1,050,140    6.24
   Rev Ref Worcester Polytechnic Institute Iss Ser E ...................  6.625   09-01-17    A+           250      264,300    6.27
   Rev Saint Elizabeth's Hosp of Boston Iss Ser B FHA Ins Proj .........  7.750   08-01-27    AA           350      380,656    7.13


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

     John Hancock Funds - Tax-Exempt Series Fund -- Massachusetts Portfolio


                                                                                                       PAR VALUE              YIELD
                                                                        INTEREST  MATURITY    S&P       (000'S      MARKET     AT
STATE, ISSUER, DESCRIPTION                                                RATE      DATE    RATING***  OMITTED)     VALUE    MARKET+
--------------------------                                              --------  --------  ---------  ---------    ------   -------
MASSACHUSETTS  (CONTINUED)
   Rev Smith College Iss Ser D .........................................  5.750%  07-01-24    AA-       $  560  $   541,598    5.95%
   Rev Tufts Univ Iss Ser C ............................................  7.400   08-01-18    A+            90       98,896    6.73
   Rev Tufts Univ Iss Ser C ............................................  7.400   08-01-18    AAA          430      476,126    6.68
  Massachusetts Housing Finance Agency,
   Rev Insured Rental Hsg 1994 Ser A ...................................  6.600   07-01-14    AAA        1,100    1,129,832    6.43
   Rev Residential Devel FNMA Coll Ser C ...............................  6.875   11-15-11    AAA        2,000    2,108,760    6.52
   Rev Residential Devel FNMA Coll Ser D ...............................  6.800   11-15-12    AAA          500      522,450    6.51
   Single Family Hsg Rev Ser 5 .........................................  8.375   06-01-15    A+            50       53,530    7.82
   Single Family Hsg Rev Ser 7 .........................................  8.40    12-01-16    A+           100      108,016    7.78
   Single Family Hsg Rev Ser 7 .........................................  8.100   06-01-20    A+            85       90,873    7.58
   Single Family Hsg Rev Ser 9 .........................................  8.100   12-01-21    A+           100      107,261    7.55
   Single Family Hsg Rev Ser 13 ........................................  7.950   06-01-23    A+           195      207,925    7.46
   Single Family Hsg Rev Ser 16 ........................................  7.900   06-01-14    A+            95      101,467    7.40
   Single Family Hsg Rev Ser 18 ........................................  7.350   12-01-16    A+           550      587,592    6.88
  Massachusetts Industrial Finance Agency,
   Resource Recovery Rev Ref Ser 1993 A Mass Refusetech Inc Proj .......  6.300   07-01-05    BBB        1,825    1,889,678    6.08
   Rev Phillips Academy ................................................  5.375   09-01-23    AA           695      639,956    5.84
   Rev Ref Emerson College Iss Ser 1991A ...............................  8.900   01-01-18    NR           250      275,083    8.09
   Rev Ref Holy Cross College Iss II Ser 1992 ..........................  6.375   11-01-15    A+           500      512,310    6.22
  Massachusetts Municipal Wholesale Electric Co,
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the Commonwealth of Mass.  6.750   07-01-05    BBB+         500      545,345    6.19
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the Commonwealth of Mass.  6.750   07-01-06    BBB+       1,500    1,627,050    6.22
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the Commonwealth of Mass.  6.750   07-01-17    BBB+         400      422,536    6.39
   Pwr Supply Sys Rev Ser C A Pub Corp of the Commonwealth of Mass .....  6.625   07-01-10    AAA        1,000    1,075,290    6.16
   Pwr Supply Sys Rev Ser D A Pub Corp of the
    Commonwealth of Mass AMBAC..........................................  6.000   07-01-06    AAA        1,000    1,069,150    5.61
  Massachusetts Port Auth,
   Rev Ref Ser 1992 A ..................................................  6.000   07-01-13    AA-        1,000      994,490    6.03
   Rev Ref Ser 1992 A ..................................................  6.000   07-01-23    AA-       *1,620    1,596,121    6.09
   Rev Ref Ser 1993 B ..................................................  5.000   07-01-13    AA-          500      444,650    5.62
  Massachusetts Water Resource Auth,
   Gen Rev Ref 1993 Ser B ..............................................  5.500   03-01-17    A            400      374,640    5.87
   Gen Rev Ref 1993 Ser B ..............................................  5.000   03-01-22    A           *360      310,392    5.80
  Massachusetts, the Commonwealth of,
   GO Consol Ln of 1991 Ser D ..........................................  6.87    07-01-10    A+         1,750    1,983,170    6.07
   GO Consol Ln of 1995 Ser C ..........................................  5.625   08-01-14    AAA       *1,000      971,060    5.79
   Spec Oblig Rev 1994 Ser A ...........................................  5.800   06-01-14    AA-        1,000      989,750    5.86
  Nantucket, Town of,
   GO Municipal Purpose Ln of 1991 .....................................  6.800   12-01-11    A**          450      485,208    6.31
  Plymouth, County of,
   Cert of Part Ser A Plymouth County Correctional Facil Proj ..........  7.000   04-01-22    A-           750      816,645    6.43
  Springfield, City of,
   GO School Proj Ln Act of 1992 Ser B .................................  7.100   09-01-11    Baa**        500      537,675    6.60
                                                                                                                -----------
                                                                                                                $48,378,258
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

     John Hancock Funds - Tax-Exempt Series Fund -- Massachusetts Portfolio


                                                                                           PAR VALUE                YIELD
                                                          INTEREST   MATURITY     S&P        (000'S      MARKET       AT
STATE, ISSUER, DESCRIPTION                                  RATE       DATE     RATING***   OMITTED)     VALUE      MARKET+
--------------------------                                --------   --------   ---------   ---------    ------     -------
PUERTO RICO (8.18%)
  Puerto Rico Highway and Transportation Auth,
   Highway Rev Ref Ser W ..............................    5.500%    07-01-13      A       $*1,000     $   949,790   5.79%
  Puerto Rico Infrastructure Financing Auth,
   Spec Tax Rev Ser 1988A .............................    7.750     07-01-08      BBB+        450         498,163   7.00
  Puerto Rico Ports Auth,
   Spec Facil Rev 1993 Ser A American Airlines
   Inc Proj ...........................................    6.300     06-01-23      BB+       2,000       1,966,260   6.41
  Puerto Rico, Commonwealth of,
   GO Pub Imp Unltd Ref Ser 1994 ......................    6.400     07-01-11      A         1,000       1,034,640   6.19
                                                                                                       -----------
                                                                                                         4,448,853
                                                                                                       -----------
                                                    TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                  (Cost $50,866,573)       ( 97.08%)   $52,827,111
                                                                                           =======     ===========

  *Securities other than short-term investments newly added to the portfolio during the period ended August 31, 1995.
 **Rated by Moody's Investors Services, Fitch or John Hancock Advisers, Inc.
   where Standard & Poor's ratings are not available.  NR not rated.
***Credit ratings are unaudited.
  +The yield is unaudited and not calculated in accordance with the guidelines established by the U.S. Securities and Exchange Commission.
   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Portfolio.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Tax-Exempt Series Fund -- New York Portfolio


SCHEDULE OF INVESTMENTS
August 31, 1995
------------------------------------------------------------------------------------------------------------------------------

                                                                                                PAR VALUE               YIELD
                                                                 INTEREST  MATURITY    S&P        (000'S      MARKET     AT
STATE, ISSUER, DESCRIPTION                                         RATE      DATE    RATING***   OMITTED)     VALUE    MARKET+
--------------------------                                       --------  --------  ---------  ----------    ------   -------
TAX-EXEMPT LONG-TERM BONDS
NEW YORK (91.79%)
  34th Street Partnership, Inc,
    34th Street Business Imp Dist Cap Imp Bonds Ser 1993 ......   5.500%   01-01-23     A1**    $      500  $  455,360   6.04%
  Albany, County of,
    Ref Ser 1993 ..............................................   5.000    10-01-12     AAA            600     552,036   5.43
  Battery Park City Auth,
    Jr Rev Ref Ser 1993A ......................................   5.000    11-01-13     AA           2,500   2,210,300   5.66
  Dutchess County Resource Recovery Agency,
    Solid Waste Mgmt Sys Rev Ser 1990 A .......................   7.500    01-01-09     AAA            250     279,235   6.71
  Grand Central District Management Association Inc,
    Business Imp District Cap Imp Ser 1994 ....................   5.125    01-01-14     A              500     447,105   5.73
  Metropolitan Transportation Auth,
    Commuter Facil 1987 Serv Contract Ser 3 ...................   7.375    07-01-08     BBB          1,000   1,133,760   6.50
    Commuter Facil 1992 Serv Contract Ser N ...................   7.125    07-01-09     BBB          1,000   1,080,800   6.59
  New York City Housing Development Corp,
    Multi-Family Mtg Rev FHA Ins Mtg Ln 1993 Ser A ............   6.550    10-01-15     AAA          1,000   1,035,140   6.33
  New York City Industrial Development Agency,
    Spec Facil Rev 1990 American Airlines Inc Proj ............   8.000    07-01-20     BB+            400     426,604   7.50
    Spec Facil Rev 1994 Terminal One Group Assn L.P. Proj .....   6.000    01-01-19     A           *1,000     957,590   6.27
  New York City Municipal Water Finance Auth,
    Wtr & Swr Sys Rev 1994 Ser B ..............................   5.500    06-15-19     A-           1,000     922,140   5.96
    Wtr & Swr Sys Rev 1994 Ser F MBIA .........................   5.500    06-15-23     AAA         *1,000     937,810   5.86
  New York Local Government Assistance Corp,
    Ser 1991 A Pub Benefit Corp. ..............................   7.250    04-01-18     A            1,000   1,152,120   6.29
    Ser 1992 A Pub Benefit Corp. ..............................   6.875    04-01-19     A           *2,000   2,169,920   6.34
    Ser 1993 E Pub Benefit Corp. ..............................   5.250    04-01-16     A              500     457,630   5.74
  New York State Dormitory Auth,
    City Univ Rev Iss Ser U ...................................   6.375    07-01-08     BBB            500     508,375   6.27
    City Univ Sys Consol Rev Construction
    2nd Generation Ser 1993A...................................   6.000    07-01-20     BBB          1,000     987,180   6.08
    City Univ Sys Consol Rev Ser 1990A ........................   7.625    07-01-20     BBB+           485     560,825   6.59
    Court Facil Lease Rev Ser 1993A ...........................   5.500    05-15-10     BBB+        *1,000     941,260   5.84
    Court Facil Lease Rev Ser 1993A ...........................   5.375    05-15-16     BBB+        *2,000   1,793,800   5.99
    Court Facil Lease Rev Ser 1993A ...........................   5.500    05-15-23     BBB+        *1,000     900,480   6.11
    Genessee Valley Presbyterian Nursing Center FHA-Ins Mtg
      Rev Ser 1992B ...........................................   6.850    08-01-16     AAA            250     269,020   6.37
    KMH Homes Inc FHA-Ins Mtg Rev Ser 1991 ....................   6.950    08-01-31     AAA          1,200   1,263,192   6.60
    Manhattanville College Ins Rev Ser 1990 ...................   7.500    07-01-22     AAA            305     351,040   6.52
    Skidmore College Rev Ser 1993 .............................   5.250    07-01-13     AAA          1,000     942,470   5.57
    State Univ Ed Facil Rev Ser 1990A .........................   7.700    05-15-12     BBB+           300     346,869   6.66
    State Univ Ed Facil Rev Ser 1993A .........................   5.500    05-15-19     BBB+        *1,000     920,500   5.98
    United Hlth Serv Inc FHA-Ins Mtg Rev Ser 1989 .............   7.350    08-01-29     AAA            200     215,914   6.81
    Univ of Rochester Rev Ser 1987 ............................   6.500    07-01-09     A+             625     650,344   6.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Tax-Exempt Series Fund -- New York Portfolio

                                                                                                PAR VALUE               YIELD
                                                                 INTEREST  MATURITY    S&P        (000'S      MARKET     AT
STATE, ISSUER, DESCRIPTION                                         RATE      DATE    RATING***   OMITTED)     VALUE    MARKET+
--------------------------                                       --------  --------  ---------  ----------    ------   -------

NEW YORK (CONTINUED)
 Upstate Community Colleges 1988A Iss .........................   7.750%   07-01-18     Baa1**  $      300  $  333,558   6.97%
 Vassar College Rev Ser 1990 ..................................   7.250    07-01-15     AA-            250     273,562   6.63
New York State Energy Research and Development Auth,
 Elec Facil Rev Ser 1986 A Consol Edison Co of NY Inc Proj ....   7.500    11-15-21     A+             200     208,946   7.18
 Elec Facil Rev Ser 1989 A Consol Edison Co of NY Inc Proj ....   7.750    01-01-24     A+             200     215,264   7.20
 Elec Facil Rev Ser 1989 A Long Island Lighting Co Proj .......   7.150    09-01-19     BB+            500     505,760   7.07
 Elec Facil Rev Ser 1989 B Consol Edison Co of NY Inc Proj ....   7.375    07-01-24     A+             200     212,380   6.95
 Elec Facil Rev Ser 1990 A Consol Edison Co of NY Inc Proj ....   7.500    07-01-25     A+             260     280,582   6.95
 Elec Facil Rev Ser 1990 A Long Island Lighting Co Proj .......   7.150    06-01-20     BB+          1,000   1,011,520   7.07
 Elec Facil Rev Ser 1991 A Consol Edison Co of NY Inc Proj ....   7.500    01-01-26     A+             420     453,755   6.94
 Elec Facil Rev Ser 1992 B Long Island Lighting Co Proj .......   7.150    02-01-22     BB+          1,000   1,011,520   7.07
 Elec Facil Rev Ser 1992 C Long Island Lighting Co Proj .......   6.900    08-01-22     BB+            500     500,630   6.89
 Elec Facil Rev Ser 1993 Consol Edison Co of NY Inc Proj ......   6.000    03-15-28     A+             500     490,865   6.11
New York State Environmental Facilities Corp,
 State Wtr Poll Control Revolving Fund Rev Ser 1990 A .........   7.500    06-15-12     A              630     703,634   6.72
 State Wtr Poll Control Revolving Fund Rev Ser 1991 E .........   6.875    06-15-10     A              400     435,664   6.31
New York State Housing Finance Agency,
 Ins Multi-Family Mtg Hsg 1992 Ser C ..........................   6.450    08-15-14     AAA            500     513,645   6.28
 Ins Multi-Family Mtg Hsg 1994 Ser C ..........................   6.450    08-15-14     AAA          1,000   1,030,610   6.26
 State Univ Construction 1986 Ser A ...........................   8.000    11-01-16     AAA            250     262,075   7.63
New York State Medical Care Facilities Finance Agency,
 FHA-Ins Mtg St Lukes Roosevelt Rev Ser A .....................   5.600    08-15-13     AAA            815     801,390   5.70
 Hosp & Nursing Home FHA-Ins Mtg Rev 1988 Ser C ...............   7.700    02-15-22     AAA            450     503,703   6.88
 Hosp & Nursing Home Ins Mtg Rev 1992 Ser B ...................   6.950    02-15-32     AAA          1,000   1,053,430   6.60
 Mental Hlth Serv Facil Imp Rev 1990 Ser B ....................   7.875    08-15-20     BBB+            90      98,562   7.19
 Mental Hlth Serv Facil Imp Rev 1990 Ser B ....................   7.875    08-15-20     AAA            150     175,578   6.73
 Mental Hlth Serv Facil Imp Rev 1991 Ser A ....................   7.750    08-15-11     BBB+            60      65,778   7.07
 Mental Hlth Serv Facil Imp Rev 1991 Ser A ....................   7.750    08-15-11     AAA            165     193,619   6.60
 Mental Hlth Serv Facil Imp Rev 1991 Ser B ....................   7.625    08-15-17     BBB+           245     268,640   6.95
 Mental Hlth Serv Facil Imp Rev 1991 Ser C Preref .............   7.300    02-15-21     AAA            300     348,732   6.28
 Mental Hlth Serv Facil Imp Rev 1991 Ser C Unref Bal ..........   7.300    02-15-21     A              100     107,363   6.80
 Sec Hosp Rev 1991 Ser A ......................................   7.350    08-15-11     BBB            250     263,660   6.97
New York State Mortgage Agency,
 Homeowner Mtg Rev Ser 27 .....................................   6.900    04-01-15     Aa**        *1,175   1,234,596   6.57
 Homeowner Mtg Rev Ser 28 .....................................   7.050    10-01-23     Aa**           500     519,495   6.79
 Homeowner Mtg Rev Ser 31A ....................................   5.375    10-01-17     Aa**           500     450,155   5.97
 Homeowner Mtg Rev Ser BB-2 ...................................   7.950    10-01-15     Aa**          *230     246,026   7.43
 Homeowner Mtg Rev Ser EE-4 ...................................   7.800    10-01-13     Aa**           300     321,363   7.28
 Homeowner Mtg Rev Ser JJ .....................................   7.500    10-01-17     Aa**           330     350,259   7.07
 Homeowner Mtg Rev Ser VV .....................................   7.375    10-01-11     Aa**           195     208,627   6.89
New York State Power Auth,
 Gen Purpose Ser W ............................................   6.500    01-01-08     AA-            250     275,690   5.89
 Gen Purpose Ser Y ............................................   6.500    01-01-11     AA-            250     264,430   6.15
 Gen Purpose Ser Y ............................................   6.750    01-01-18     AA-            250     267,630   6.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

        John Hancock Funds - Tax-Exempt Series Fund -- New York Portfolio

                                                                                                PAR VALUE              YIELD
                                                                 INTEREST  MATURITY    S&P        (000'S       MARKET    AT
STATE, ISSUER, DESCRIPTION                                         RATE      DATE    RATING***   OMITTED)      VALUE   MARKET+
--------------------------                                       --------  --------  ---------  ----------     ------  -------
NEW YORK (CONTINUED)
  New York State Thruway Auth,
   Local Highway & Bridge Serv Contract Ser 1991 ..............   7.250%   01-01-10     BBB     $      300  $   320,388  6.79%
  New York State Urban Development Corp,
   Rev Correctional Facil Ser 1993 ............................   5.500    01-01-15     BBB          2,900    2,648,512  6.02
   Rev Ser 1990 Onondaga County Convention Center Proj ........   7.875    01-01-20     BBB            250      275,222  7.15
  New York, City of,
   GO Fiscal 1991 Ser B .......................................   8.250    06-01-07     BBB+           200      236,406  6.98
   GO Fiscal 1991 Ser D .......................................   8.000    08-01-04     BBB+           250      283,768  7.05
   GO Fiscal 1991 Ser F .......................................   8.200    11-15-03     BBB+           250      288,152  7.11
   GO Fiscal 1992 Ser A .......................................   7.750    08-15-12     BBB+           250      274,790  7.05
   GO Fiscal 1992 Ser B .......................................   7.000    10-01-13     BBB+          *500      521,780  6.71
   GO Fiscal 1992 Ser C .......................................   7.500    08-01-21     BBB+           250      267,000  7.02
   GO Fiscal 1992 Ser H .......................................   7.000    02-01-22     BBB+           620      641,824  6.76
   GO Fiscal 1995 Ser A-1 .....................................   6.500    08-01-14     BBB+        *1,000    1,007,340  6.45
  New York, State of,
   GO Environmental Quality Fiscal 1994 .......................   6.500    12-01-14     A-          *1,000    1,062,230  6.12
  North Country Development Auth,
   Solid Waste Mgt Sys Rev Ser 1992A ..........................   6.750    07-01-12     Baa**          490      496,517  6.66
  Onondaga County Industrial Development Agency,
   Civic Facil Rev 1993 Ser B Community Gen Hosp
    of Greater Syracuse Proj                                      6.625    01-01-18     BBB          1,000      984,420  6.73
  Triborough Bridge and Tunnel Auth,
   Spec Oblig Ref Ser 1991B ...................................   6.875    01-01-15     A-             500      537,880  6.39
                                                                                                            -----------
                                                                                                             51,177,744
                                                                                                            -----------
PUERTO RICO (6.36%)
  Puerto Rico Electric Power Auth,
   Pwr Rev Ser X ..............................................   5.500    07-01-25     A-        *1,330      1,231,115  5.94
  Puerto Rico Public Building Auth,
   Gtd Rev Gov't Facil Ser A ..................................   6.250    07-01-15     AAA       *1,110      1,179,131  5.88
  Puerto Rico, Commonwealth of,
   GO Pub Imp Unltd Ref Ser 1994 ..............................   6.400    07-01-11     A            500        517,320  6.19
  University of Puerto Rico,
   Univ Rev Ser M .............................................   5.250    06-01-25     AAA         *675        617,267  5.74
                                                                                                            -----------
                                                                                                              3,544,833
                                                                                                            -----------
                                                           TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                 (Cost $ 52,675,229)             ( 98.15%)   54,722,577
                                                                                                 -------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              Financial Statements

         John Hancock Funds - Tax-Exempt Series Fund -- New York Portfolio


                                                                                                          PAR VALUE
                                                                                    INTEREST  MATURITY      (000'S      MARKET
STATE, ISSUER, DESCRIPTION                                                            RATE      DATE       OMITTED)     VALUE
--------------------------                                                          --------  --------    ----------    ------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (2.71%)
  Investment in a joint repurchase agreement transaction with
   UBS Securities Inc., Dated 08-31-95, due 09-01-95
   (secured by U.S. Treasury Bill, 5.540% due 05-30-96,
   by U.S. Treasury Bonds, 12.50% thru 14.00% due 11-15-10
   thru 08-15-14, and by U.S. Treasury Notes, 4.375% thru 7.25%
   due 08-15-96 thru 12-31-98) - Note A...........................................   5.800%   09-01-95    $ 1,512     $ 1,512,000
                                                                                                                      -----------

CORPORATE SAVINGS ACCOUNT (0.00%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 3.00%.............................................................                                            660
                                                                                                                      -----------
                                                                 TOTAL SHORT TERM INVESTMENTS
                                                                            (Cost $1,512,660)            (  2.71%)      1,512,660
                                                                                                         --------     -----------
                                                                            TOTAL INVESTMENTS            (100.86%)    $56,235,237
                                                                                                         ========     ===========


  * Securities, other than short term investments, newly added to the portfolio during the period ended August 31, 1995.
 ** Rated by Moody's Investors Services, Fitch or John Hancock Adviser's, Inc.
    where Standard & Poors ratings are not available. NR not rated.
*** Credit ratings are unaudited.
  + The yield is not calculated in accordance with guidelines established by the U.S. Securities and Exchange Commission.
    The percentage shown for each category is the total value of that category as a percentage of the net assets of the Portfolio.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              Financial Statements

                   John Hancock Funds - Tax-Exempt Series Fund

PORTFOLIO CONCENTRATION (UNAUDITED)
-------------------------------------------------------------------------------

THE CALIFORNIA, MASSACHUSETTS, AND NEW YORK PORTFOLIOS INVEST PRIMARILY IN SECURITIES ISSUED BY THE STATES OF CALIFORNIA, MASSACHUSETTS AND NEW YORK RESPECTIVELY, AND THEIR VARIOUS POLITICAL SUBDIVISIONS. THE PERFORMANCE OF THESE PORTFOLIOS IS CLOSELY TIED TO ECONOMIC CONDITIONS WITHIN THE APPLICABLE STATE AND THE FINANCIAL CONDITION OF THE STATE AND ITS AGENCIES AND MUNICIPALITIES. THE CONCENTRATION OF INVESTMENTS BY STATES AND CREDIT RATINGS FOR INDIVIDUAL SECURITIES HELD BY EACH PORTFOLIO ARE SHOWN IN THE SCHEDULE OF INVESTMENTS. IN ADDITION, THE CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY VARIOUS SECTOR CATEGORIES.

THE TABLE BELOW SHOWS THE PERCENTAGES OF EACH PORTFOLIO'S INVESTMENTS AT AUGUST 31, 1995 ASSIGNED TO THE VARIOUS SECTOR CATEGORIES.

                                                                                              MARKET VALUE AS A PERCENTAGE OF EACH
                                                                                                    PORTFOLIO'S NET ASSETS:
                                                                                                ---------------------------------
                                                                                               CALIFORNIA  MASSACHUSETTS  NEW YORK
SECTOR DISTRIBUTION                                                                             PORTFOLIO    PORTFOLIO    PORTFOLIO
-------------------                                                                            ----------  -------------  ---------
General Obligation.........................................................................        - %          14.40%      10.14%
Revenue Bonds - Certificate of Participation...............................................     16.97            1.50          -
Revenue Bonds - Education..................................................................      4.47           13.02       18.16
Revenue Bonds - Electric Power.............................................................     10.20            8.71        1.45
Revenue Bonds - Health.....................................................................     14.43           23.12       11.86
Revenue Bonds - Housing....................................................................      5.04            9.22       11.07
Revenue Bonds - Industrial Development Bond................................................      1.73            7.57       16.61
Revenue Bonds - Other......................................................................     22.21            1.81       15.76
Revenue Bonds - Pollution Control Facilities...............................................      2.19            1.63        2.21
Revenue Bonds - Transportation.............................................................     10.56           12.88        5.51
Revenue Bonds - Water & Sewer..............................................................      8.42            3.22        5.38
                                                                                                -----           -----       -----
                                                           TOTAL TAX-EXEMPT LONG-TERM BONDS     96.22%          97.08%      98.15%
                                                                                                =====           =====       =====


                       SEE NOTES TO FINANCIAL STATEMENTS.

                          Notes to Financial Statements
                   John Hancock Funds - Tax-Exempt Series Fund

NOTE A --
ACCOUNTING POLICIES
John Hancock Tax-Exempt Series Fund (the "Fund") is an open-end non-diversified investment management company, registered under the Investment Company Act of 1940. The Fund is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. As of August 31, 1995, the Fund consisted of three separate series portfolios: the California Portfolio, the Massachusetts Portfolio, and the New York Portfolio (the "Portfolios"). The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives. Significant accounting policies of each portfolio are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolios are valued on the basis of market quotations, valuations provided by independent pricing services, or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net gains on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes and to the extent provided by regulations, to offset future net realized capital gains, the California Portfolio has a capital loss carryforward available of $35,841 expiring August 31, 2003, the Massachusetts Portfolio has capital loss carryforwards available of $2,465 expiring August 31, 2002 and $396,511 expiring August 31, 2003 and the New York Portfolio has a capital loss carryforward available of $77,663 expiring August 31, 2003. To the extent that such carryforwards are used by the Portfolios, no capital gain distribution will be made. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration.

   Additionally, federal income tax regulations require that net capital losses attributed to security transactions which occurred after October 31, 1994 be treated as arising on the first day (September 1, 1995) of the Portfolio's next taxable year. For the Massachusetts Portfolio and the New York Portfolio the losses amounted to $230,732 and $287,053, respectively.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

   Each Portfolio records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Each portfolio records dividends from net investment income daily and distributes monthly.

EXPENSES The majority of the expenses of the Fund are directly identifiable to an individual Portfolio. Expenses which are not identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolios.

PREMIUM AND DISCOUNT For tax-exempt issues, the Portfolios amortize the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Portfolios accrete original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The portfolios record market discount on bonds purchased after April 30, 1993 at the time of disposition.

                          Notes to Financial Statements
                   John Hancock Funds - Tax-Exempt Series Fund


FINANCIAL FUTURES CONTRACTS The Portfolios may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Portfolio as unrealized gains or losses.

   When the contracts are closed, the Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Portfolios could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.

   For federal income tax purposes, the amount, character and timing of the Portfolio's gains and/or losses can be affected as a result of futures transactions.

   At August 31, 1995 there were no open positions in financial futures contracts.

NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE SERVICES AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, each Portfolio pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $250,000,000 of such Portfolio's average daily net asset value, (b) 0.450% of the next $250,000,000,
(c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e)
0.300% of each Portfolio's average daily net asset value in excess of $1,250,000,000.

   In the event normal operating expenses of each Portfolio, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Portfolio is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the California Portfolio's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.

   The Adviser has agreed to limit each Portfolio's expenses further to the extent required to prevent expenses from exceeding 0.70% of each Portfolio's average daily net asset value, exclusive of certain expenses prescribed by state law. Accordingly, for the period ended August 31, 1995, the reduction in the Adviser's fee collectively with any additional amounts not borne by each Portfolio by virtue of the expense limit for the California Portfolio, the Massachusetts Portfolio, and the New York Portfolio amounted to $178,982, $202,898, and $212,967, respectively. This waiver may be discontinued at any time. Furthermore, payments to the custodian have been reduced by balance credits applied to each portfolio for the period ended August 31, 1995. For the California Portfolio, the Massachusetts Portfolio, and the New York Portfolio the reduction amounted to $33,672, $33,886 and $32,865, respectively.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. Prior to January 1, 1995, JH Funds was known as John Hancock Broker Distribution Services, Inc. For the period ended August 31, 1995, the table that follows details for each Portfolio the amount of net sales charges received by the distributor and dealer of each portfolio's shares and the amount of commissions paid to sales personnel of affiliated broker-dealers. John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro") are affiliated broker-dealers. The Adviser's indirect parent, John Hancock

                          Notes to Financial Statements
                   John Hancock Funds - Tax-Exempt Series Fund


Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro, all of which are broker-dealers. The balance is either retained and used for printing prospectuses, advertising, sales literature, and other purposes or paid as sales commissions to sales personnel of unrelated broker-dealers.

                                       CALIFORNIA    MASSACHUSETTS    NEW YORK
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ---------      ---------      ---------

FOR THE YEAR ENDED AUGUST 31, 1995:

  Net sales charges received .....      $153,765      $181,355      $205,880
  Less commissions paid
   to affiliated broker-dealers ..     ( 117,079)    ( 149,892)    ( 162,413)
   to unrelated broker-dealers ...     (  16,346)    (   9,113)    (  18,737)
                                        --------      --------      --------
   Balance retained ..............      $ 20,340      $ 22,350      $ 24,730
                                        ========      ========      ========

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the three Portfolios, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, each Portfolio makes payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.30% of the Portfolio's average daily net assets to reimburse JH Funds for their distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to January 1, 1995, Investor Services was known as John Hancock Fund Services, Inc. Effective January 1, 1995, each Portfolio pays transfer agent fees based on transaction volume and the number of shareholder accounts. Prior to January 1, 1995, each Portfolio paid Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.25% of each Portfolio's average daily net asset value, plus out of pocket expenses incurred by Investor Services on behalf of the Fund for proxy mailings.

   Messrs. Edward J. Boudreau, Jr. and Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by each Portfolio. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. Each Portfolio will make investments into other John Hancock Funds, as applicable, to cover their liability with regard to the deferred compensation. Investments to cover each Portfolio's deferred compensation liability will be recorded on each Portfolio's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on each Portfolio's books.

NOTE C --
INVESTMENT TRANSACTIONS

                                       CALIFORNIA     MASSACHUSETTS      NEW YORK
                                        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                        ---------       ---------        ---------
FOR THE YEAR ENDED AUGUST 31, 1995:
  LONG-TERM MUNICIPAL OBLIGATIONS

   Purchases ..................         $16,009,240     $12,210,364      $36,796,584
   Proceeds ...................          18,942,975      12,952,082       37,135,539

   There were no purchases or sales of long-term U.S. government and agency obligations for the period ended August 31, 1995.


AT AUGUST 31, 1995:

  Cost of investments for
   Federal income tax
   purposes ...................         $43,938,622     $50,866,573      $54,187,229
                                        ===========     ===========      ===========
  Gross unrealized
   appreciation of
   investments.................         $ 2,012,986     $ 2,262,566      $ 2,458,668
  Gross unrealized
   depreciation of
   investments.................        (    197,787)   (    302,028)    (    411,320)
                                        -----------     -----------      -----------
  Net unrealized
   appreciation of
   investments.................         $ 1,815,199     $ 1,960,538      $ 2,047,348
                                        ===========     ===========      ===========

                          Notes to Financial Statements
                   John Hancock Funds - Tax-Exempt Series Fund


NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS
During the year ended August 31, 1995, the Portfolios have reclassified amounts to reflect increases in accumulated net investment income and accumulated realized loss on investments of $2,761 for the California Portfolio, $1,994 for the Massachusetts Portfolio and $8,092 for the New York Portfolio. These represent the cumulative amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1995. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE E --
SUBSEQUENT EVENT
On September 15, 1995 the California Portfolio of the John Hancock Tax-Exempt Series Fund merged with the John Hancock California Tax-Free Income Fund. The transaction was approved by the shareholders on September 8, 1995 and was accounted for as a tax-free business combination.

                   John Hancock Funds - Tax-Exempt Series Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees
John Hancock Tax-Exempt Series Fund

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings and yields at market), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the three Portfolios (California Portfolio, Massachusetts Portfolio and New York Portfolio) comprising John Hancock Tax-Exempt Series Fund (the "Fund") at August 31,1995, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31,1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 17, 1995


TAX INFORMATION NOTICE (UNAUDITED)

For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 1995.

   None of the 1995 income dividends qualify for the corporate dividends received deduction. Shareholders, who are not subject to the alternate minimum tax, received income dividends from the California, Massachusetts and New York Portfolios which are 99.7%, 99.8% and 99.8% tax-exempt, respectively. The percentage of income dividends from the California, Massachusetts and New York Portfolios subject to the alternative minimum tax is 13.3%, 12.6% and 13.6%, respectively.

   For each quarter of the California Portfolio's taxable year, greater than 50% of total assets consisted of California tax-exempt obligations.

   None of the income dividends were derived from U.S. Treasury Bills.

   For specific information on exception provisions in your state, consult your local state tax office or your tax adviser.

   Shareholders will receive a 1995 U.S. Treasury Department Form 1099-DIV in January, 1996.

SHAREHOLDER MEETING (UNAUDITED)

On September 8, 1995, a Special Meeting of California Portfolio was held to approve an Agreement and Plan of Reorganization allowing California Portfolio to be acquired by John Hancock California Tax-Free Income Fund. The votes were:
2,471,338 FOR; 35,023 AGAINST; and 244,193 ABSTAINING.

[LOGO] JOHN HANCOCK FUNDS                                            Bulk Rate
A GLOBAL INVESTMENT MANAGEMENT FUND                                U.S. Postage
101 HUNTINGTON AVENUE BOSTON, MA 02199-7603                            PAID
                                                                   Brockton, MA
                                                                  Permit No. 582


Back Cover
A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."


--------------------------------------------------------------------------------
   This report is for the information of shareholders of the John Hancock Tax-Exempt Series Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."]